Risk Report - Credit Risk Management - IFRS 9 2.4 Focus Areas - Group Automotive Loans Portfolio (Detail :Text values)	12 Months Ended
Dec. 31, 2024
Group Automotive Loans Portfolio [Abstract]
Percentage of automotive client portfolio rated with investment grade	0.68
Change in percentage of automotive client portfolio rated with investment grade during the year	0.06
Automotive loan portfolio as a percentage of Deuteche Banks loan book	1.5